MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.





FUND LOGO





Quarterly Report

September 30, 1998






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




DEAR SHAREHOLDER

The Municipal Market Environment
During the quarter ended September 30, 1998, long-term fixed-income bond yields declined significantly. The near absence of any inflationary pressures in the United States continued to support historic low interest rates. Additionally, foreign economic factors have continued to outweigh US domestic fundamentals, as they have for much of 1998. The economic crisis that began in Asia over a year ago has spread both to Russia and South America. However, economic factors in these countries have begun to negatively impact US growth. For example, employment in the US manufacturing sector declined in recent months as a result of reduced demand for export goods. Concern that the modest decline in US economic growth seen thus far would spread and intensify led the Federal Reserve Board to lower short-term interest rates in late September and again in October. This action was taken mainly to offset the drag of foreign economies on future US economic growth.

Long-term uninsured municipal revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, declined by more than 25 basis points (0.25%) to end the September quarter at 5.09%, their lowest level since the early 1970s. US Treasury bond yields benefited from a "flight to quality" as foreign investors were drawn to the relative safe haven of US Government securities. Additionally, the sharp US equity market correction, which began at the end of August, triggered an additional flight into US Treasury securities. Long-term US Treasury bond yields fell over 65 basis points to end the September quarter at 4.97%. This is the lowest level since the US Treasury reintroduced 30-year maturity bond auctions in 1977.

During the past 12 months, the tax-exempt bond market has had to contend with significant new-issue supply pressures. Over the past year, approximately $280 billion in new long-term municipal bonds were underwritten, an increase of almost 33% compared to the same period a year ago. During the most recent six-month period, nearly $140 billion in new securities were issued, representing an increase of nearly 25% over the six-month period last year. For the quarter ended September 30, 1998, approximately $65 billion in long-term municipal bonds were underwritten, an increase of more than 10% compared to the quarter ended September 30, 1997.

The continued increase in bond issuance has required lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond financings. Consequently, the pace of new bond issuance has slowed in recent months. In fact, the trend may be reversing. During the month of September, only $17.3 billion in new long-term municipal bonds were issued, a decrease of almost 25% from the more than $22 billion issued in September 1997. In the coming months, we will monitor this trend closely to determine if supply pressures exerted thus far in 1998 are abating and fostering a more balanced supply/demand environment.

The current weaknesses in the global financial system suggest that over the near term, fixed-income bond yields, including municipal bond yields, are unlikely to rise by any appreciable amount. With recent supply pressures, and since municipal securities do not have the same safe-haven status enjoyed by US Treasury securities, municipal bond yield spreads widened relative to US Treasury bond yields. At September 30, 1998, long-term tax-exempt bond yield spreads were attractive relative to US Treasury securities of comparable maturities (over 100%), well in excess of their historic range of 85%--88%. Tax-exempt bond yield ratios have rarely exceeded 90% in the 1980s and 1990s. Historically, yield spreads have been wider than these levels only when there have been potential changes in Federal tax codes that would have adversely affected the tax-favored status of municipal bonds.

Currently, municipal bond investors find themselves in a unique investment environment. At present, almost the entire municipal bond universe, across nearly all maturity and credit sectors, can be purchased at yields greater than their taxable counterparts. However, the current opportunity could quickly disappear if tax-exempt bond supply pressures diminish or if US Treasury securities become less desirable as safe-haven investments. Under these conditions, municipal bond ratios should quickly revert to more normal historic percentages, certainly well below their presently attractive levels.


Portfolio Strategy
Insured Portfolio and
National Portfolio
During the quarter ended September 30, 1998, the Insured and National Portfolios benefited from the extraordinary drop in interest rates because of their relatively fully invested position and aggressive market stance. Throughout the September quarter, the municipal marketplace witnessed a rally that drove yields on long-term tax-exempt securities through 5%, a barrier we would normally have considered to provide greater resistance. Although impressive, this rally was overshadowed by the larger move in the drop in US Treasury interest rates. The outperformance of taxable issues over tax-exempt issues left municipal bonds relatively inexpensive, in some cases offering yields over 100% of their taxable counterparts. Because of the attractive nature of municipal bonds with high-quality ratings, we do not anticipate that any of the recent market gains are likely to reverse, even if the US Treasury market should experience a mild correction. Therefore, we will maintain an aggressive investment strategy by using any market pullbacks to improve each Portfolio's structure in an effort to continue to enhance total returns in a declining interest rate environment.

Looking ahead, the Portfolios' call protection will continue to be managed to ensure that current income is not dramatically impacted as older dated, high-coupon holdings are redeemed in the current low interest rate environment. We will closely monitor changes in the domestic and global economic environment for signs of interest rates moving higher. However, our strategy currently remains to stay committed to the long-term municipal bond market, emphasizing quality credits in any new purchases.


Limited Maturity Portfolio
During the quarter ended September 30, 1998, the Limited Maturity Portfolio continued to be aggressively positioned because of our belief that the global financial crisis and economic downturn would cause short-term interest rates to fall. We kept the Portfolio's cash reserves close to zero during the September quarter, and also maintained the average portfolio maturity close to or at its maximum of two years for most of the quarter. This approach enhanced the performance of the Portfolio as short-term interest rates fell dramatically and the Federal Reserve Board cut interest rates in late September for the first time since January 1996.


In Conclusion
We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and Portfolio Manager



(Walter C. O'Connor)
Walter C. O'Connor
Vice President and Portfolio Manager



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



November 3, 1998




Merrill Lynch Municipal Bond Fund, Inc., September 30, 1998



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Municipal Bond Fund, Inc., September 30, 1998


PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                                      Ten Years/
                                                                                                        Since       Standardized
                                                                           12 Month      3 Month      Inception     30-Day Yield
                                                                         Total Return  Total Return  Total Return  As of 9/30/98
ML Municipal Bond Fund, Inc. Insured Portfolio Class A Shares**              +8.45%       +3.37%        +115.23%       4.22%
ML Municipal Bond Fund, Inc. Insured Portfolio Class B Shares**              +7.64        +3.29         + 97.24        3.65
ML Municipal Bond Fund, Inc. Insured Portfolio Class C Shares**              +7.58        +3.28         + 34.56        3.60
ML Municipal Bond Fund, Inc. Insured Portfolio Class D Shares**              +8.18        +3.43         + 37.55        3.98
ML Municipal Bond Fund, Inc. National Portfolio Class A Shares***            +8.54        +3.16         +118.97        4.34
ML Municipal Bond Fund, Inc. National Portfolio Class B Shares***            +7.73        +3.06         +100.82        3.76
ML Municipal Bond Fund, Inc. National Portfolio Class C Shares***            +7.77        +3.04         + 36.89        3.71
ML Municipal Bond Fund, Inc. National Portfolio Class D Shares***            +8.27        +3.19         + 39.91        4.10
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class A Shares****   +4.56        +1.47         + 63.32        3.35
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class B Shares****   +4.30        +1.38         + 24.33        3.02
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class C Shares****   +4.07        +1.27         + 16.74        3.01
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class D Shares****   +4.46        +1.45         + 18.48        3.25


   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
  **The Fund's ten-year/inception periods are: Class A Shares, for the ten years ended 9/30/98; Class B Shares, from 10/21/88 to 9/30/98; and Class C & Class D Shares, from 10/21/94 to 9/30/98.
 ***The Fund's ten-year/inception periods are: Class A Shares, for the ten years ended 9/30/98; Class B Shares, from 10/21/88 to 9/30/98; and Class C & Class D Shares, from 10/21/94 to 9/30/98.
****The Fund's ten-year/inception periods are: Class A Shares, for the ten years ended 9/30/98; Class B Shares, from 11/2/92 to 9/30/98; and Class C & Class D Shares, from 10/21/94 to 9/30/98.


Average Annual
Total Returns

Insured Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                         +8.45%         +4.11%
Five Years Ended 9/30/98                   +5.62          +4.76
Ten Years Ended 9/30/98                    +7.97          +7.53

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/98                         +7.64%         +3.64%
Five Years Ended 9/30/98                   +4.83          +4.83
Inception (10/21/88) through 9/30/98       +7.07          +7.07

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/98                         +7.58%         +6.58%
Inception (10/21/94) through 9/30/98       +7.82          +7.82

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                         +8.18%         +3.85%
Inception (10/21/94) through 9/30/98       +8.42          +7.31

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



National Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                         +8.54%         +4.20%
Five Years Ended 9/30/98                   +6.18          +5.32
Ten Years Ended 9/30/98                    +8.15          +7.71

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/98                         +7.73%         +3.73%
Five Years Ended 9/30/98                   +5.40          +5.40
Inception (10/21/88) through 9/30/98       +7.26          +7.26

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.



                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/98                         +7.77%         +6.77%
Inception (10/21/94) through 9/30/98       +8.29          +8.29

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                         +8.27%         +3.94%
Inception (10/21/94) through 9/30/98       +8.89          +7.77

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Limited Maturity Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                         +4.56%         +3.52%
Five Years Ended 9/30/98                   +3.97          +3.77
Ten Years Ended 9/30/98                    +5.03          +4.92

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/98                         +4.30%         +3.30%
Five Years Ended 9/30/98                   +3.61          +3.61
Inception (11/2/92) through 9/30/98        +3.75          +3.75

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/98                         +4.07%         +3.07%
Inception (10/21/94) through 9/30/98       +4.00          +4.00

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                         +4.46%         +3.42%
Inception (10/21/94) through 9/30/98       +4.40          +4.13

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Municipal Bond Fund, Inc., September 30, 1998


PORTFOLIO COMPOSITION

For the Quarter Ended September 30, 1998

Insured
Portfolio

Top Ten States*
New York                                     16.91%
Texas                                        10.89
Illinois                                     10.80
Pennsylvania                                  6.43
Colorado                                      5.57
New Jersey                                    4.95
Nevada                                        3.98
Florida                                       3.85
Massachusetts                                 3.76
Wisconsin                                     3.33
                                            -------
Total Top Ten                                70.47
Total Others                                 29.53
                                            -------
Total Portfolio                             100.00%
                                            =======


Net assets as of September 30, 1998 were $1,957,706,481.


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart illustrating the following percentages:

AAA/Aaa                                   97%
AA/Aa                                      1%
Other++                                    2%

[FN]
 *Based on total market value of the Portfolio as of September 30,
  1998.
++Temporary investments in short-term municipal securities.


National
Portfolio

Top Ten States*
New York                                     18.23%
Texas                                         9.82
Florida                                       9.35
Colorado                                      6.91
Pennsylvania                                  6.37
Massachusetts                                 5.52
Wisconsin                                     3.85
Illinois                                      3.73
Louisiana                                     3.48
Minnesota                                     3.25
                                            -------
Total Top Ten                                70.51
Total Others                                 29.49
                                            -------
Total Portfolio                             100.00%
                                            =======


Net assets as of September 30, 1998 were $1,510,070,173.


Quality Ratings*
(Based on Nationally Recognized Rating Services)


A pie chart illustrating the following percentages:

AAA/Aaa                                   52%
AA/Aa                                     20%
A/A                                       10%
BBB/Baa                                    9%
BB/Ba                                      1%
CCC/Caa                                    1%
Other++                                    3%
NR+++                                      4%

[FN]
  *Based on total market value of the Portfolio as of September 30,
   1998.
 ++Temporary investments in short-term municipal securities.
+++Not Rated.



Top Ten States*
New York                                     18.29%
Ohio                                          9.50
Texas                                         8.33
Washington                                    7.28
Illinois                                      4.59
Wisconsin                                     4.28
Michigan                                      3.86
Pennsylvania                                  3.14
Connecticut                                   3.13
Tennessee                                     2.94
                                            -------
Total Top Ten                                65.34
Total Others                                 34.66
                                            -------
Total Portfolio                             100.00%
                                            =======


Net assets as of September 30, 1998 were $404,272,396.


Limited Maturity
Portfolio


Quality Ratings*
(Based on Nationally Recognized Rating Services)

A pie chart illustrating the following percentages:

MIG1+/SP-1                                 5%
AAA/Aaa                                   45%
AA/Aa                                     32%
A/A                                        8%
BBB/Baa                                    6%
Other++                                    1%
NR+++                                      3%

[FN]
   *Based on total market value of the Portfolio as of September 30,
    1998.
  ++Highest short-term rating by Moody's Investors Service, Inc.
++++Temporary investments in short-term municipal securities.
 +++Not Rated.



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863